Retirement And Other Benefit Plans (Schedule Of Weighted-Average Assumptions Used To Determine The Net Periodic Benefit Cost For Pension Plans) (Details)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Net Periodic Benefit Cost [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Discount rate	3.75%	4.50%	5.00%
Rate of increase in compensation levels	0.00%	0.00%	0.00%
Expected long-term rate of return on assets	7.50%	7.50%	8.00%
Net Periodic Benefit Obligations [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Discount rate	4.75%	3.75%
Rate of increase in compensation levels	0.00%	0.00%